Trade Notes and Accounts Payable	12 Months Ended
Dec. 31, 2021
Trade And Other Current Payables [Abstract]
Trade Notes and Accounts Payable
26.	TRADE NOTES AND ACCOUNTS PAYABLE

	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Trade notes and accounts payable	$15,591	$18,063

Trade notes and accounts payable were attributable to operating activities and the trading conditions were agreed separately.